Property and Equipment - Property and equipment (Details) - Equipment - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cost	$ 47,861
Accumulated amortization	45,599
Net book value	$ 2,262	$ 5,885